Goodwill And Other Intangible Assets (Schedule Of Changes In Carrying Amount Of Goodwill) (Detail) (JPY ¥) In Millions, unless otherwise specified	6 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Goodwill [Line Items]
Goodwill, at beginning of period	¥ 2,094,839	¥ 2,103,948
Accumulated impairment losses, at beginning of period	(1,740,556)	(1,740,556)
Goodwill, Net at beginning of period	354,283	363,392
Foreign currency translation adjustments and other	3,834	(2,620)
Goodwill, at end of period	2,098,673	2,101,328
Accumulated impairment losses, at end of period	(1,740,556)	(1,740,556)
Goodwill, Net at end of period	¥ 358,117	¥ 360,772